Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Abstract]
Total liabilities	₩ 59,659	₩ 97,622
Total equity	₩ 115,766	₩ 75,552	₩ 43,998	₩ 30,647
Debt-to-equity ratio	52.00%	129.00%